Capital structure and financing - C.2. Dividend distributions (Details) $ / shares in Units, $ in Millions									12 Months Ended
	Apr. 15, 2026 $ / shares	Jan. 15, 2026 $ / shares	Oct. 15, 2025 $ / shares	Aug. 06, 2025 installment $ / shares	Jul. 15, 2025 $ / shares	May 21, 2025 installment $ / shares	Apr. 15, 2025 $ / shares	Jan. 10, 2025 USD ($) $ / shares	Dec. 31, 2023 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Disclosure of classes of share capital [line items]
Dividends paid, ordinary shares per share (in US dollar per share)							$ 0.75	$ 1.00
Dividends approved, ordinary shares per share (in US dollar per share)						$ 3.00
Dividend payable, number of quarterly installments | installment						4
Dividends payable, ordinary shares per share (in US dollar per share)			$ 0.75		$ 0.75
Special interim dividends approved, ordinary shares per share (in US dollar per share)				$ 2.50
Special interim dividend payable, number of quarterly installments | installment				2
Special interim dividends payable, ordinary shares per share (in US dollar per share)			$ 1.25
Dividends paid, ordinary shares | $								$ 172	$ 0
Statutory reserves unavailable for distribution | $									$ 491	$ 661	$ 562
Dividend distribution
Disclosure of classes of share capital [line items]
Dividends payable, ordinary shares per share (in US dollar per share)		$ 0.75
Forecast
Disclosure of classes of share capital [line items]
Dividends payable, ordinary shares per share (in US dollar per share)	$ 0.75
Special interim dividends payable, ordinary shares per share (in US dollar per share)	$ 1.25